                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-4577

                      (Investment Company Act File Number)

                        Federated Income Securities Trust
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 11/30/03

                 Date of Reporting Period: Period ended 11/30/03

Item 1.     Reports to Stockholders

[Logo of Federated Investors]

Federated Capital Income Fund

(formerly, Federated Capital Income Fund, Inc.)

A Portfolio of Federated Income Securities Trust

16TH ANNUAL SHAREHOLDER REPORT

November 30, 2003

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
CLASS F SHARES

FINANCIAL HIGHLIGHTS

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FINANCIAL STATEMENTS

INDEPENDENT AUDITORS' REPORT

BOARD OF TRUSTEES AND TRUST OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Period Ended 11/30/2003 [1]	Year Ended February 28 or 29,
		2003	2002	2001	2000 [2]	1999
Net Asset Value, Beginning of Period	$ 5.84	$ 7.87	$ 9.94	$11.62	$12.42	$14.07
Income From Investment Operations:
Net investment income	0.25	0.33	0.34 [3]	0.31	0.36	0.38
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.91	(2.03)	(2.05)[3]	(1.49)	0.34	0.64

TOTAL FROM INVESTMENT OPERATIONS	1.16	(1.70)	(1.71)	(1.18)	0.70	1.02

Less Distributions:
Distributions from net investment income	(0.24)	(0.33)	(0.36)	(0.36)	(0.36)	(0.36)
Distributions from net realized gain on investments, options and foreign currency transactions	--	--	--	(0.14)	(1.14)	(2.31)

TOTAL DISTRIBUTIONS	(0.24)	(0.33)	(0.36)	(0.50)	(1.50)	(2.67)

Net Asset Value, End of Period	$ 6.76	$ 5.84	$ 7.87	$ 9.94	$11.62	$12.42

Total Return[4]	20.20%	(21.94)%	(17.58)%	(10.41)%	5.44%	7.04%

Ratios to Average Net Assets:

Expenses	1.34%[5,6]	1.38%[6]	1.27%	1.24%	1.24%	1.23%

Net investment income	4.72%[5]	4.98%	3.77%[3]	2.76%	2.86%	2.79%

Expense waiver/reimbursement[7]	0.00%[5,8]	0.00%[8]	--	0.01%	0.01%	0.01%

Supplemental Data:

Net assets, end of period (000 omitted)	$281,381	$213,915	$363,449	$523,944	$688,761	$756,510

Portfolio turnover	94%	140%	95%	84%	127%	94%

1 The Fund has changed its fiscal year end from February 28 to November 30.

2 Beginning with the year ended February 29, 2000, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

3 Effective March 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended February 28, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the period ended November 30, 2003 and the year ended February 28, 2003 are 1.30% and 1.34%, respectively, after taking into account these expense reductions.

7 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

8 Represent less than 0.01%

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Period Ended 11/30/2003 [1]	Year Ended February 28 or 29,
		2003	2002	2001	2000 [2]	1999
Net Asset Value, Beginning of Period	$ 5.84	$ 7.88	$ 9.95	$11.63	$12.42	$14.08
Income From Investment Operations:
Net investment income	0.21	0.28	0.28 [3]	0.23	0.26	0.28
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.93	(2.04)	(2.06)[3]	(1.50)	0.35	0.63

TOTAL FROM INVESTMENT OPERATIONS	1.14	(1.76)	(1.78)	(1.27)	0.61	0.91

Less Distributions:
Distributions from net investment income	(0.21)	(0.28)	(0.29)	(0.27)	(0.26)	(0.26)
Distributions from net realized gain on investments, options and foreign currency transactions	--	--	--	(0.14)	(1.14)	(2.31)

TOTAL DISTRIBUTIONS	(0.21)	(0.28)	(0.29)	(0.41)	(1.40)	(2.57)

Net Asset Value, End of Period	$ 6.77	$ 5.84	$ 7.88	$ 9.95	$11.63	$12.42

Total Return[4]	19.71%	(22.64)%	(18.19)%	(11.09)%	4.73%	6.18%

Ratios to Average Net Assets:

Expenses	2.09%[5,6]	2.13%[6]	2.02%	2.00%	1.99%	1.98%

Net investment income	3.97%[5]	4.20%	3.01%[3]	2.01%	2.10%	2.04%

Expense waiver/reimbursement[7]	0.00%[5,8]	0.00%[8]	--	--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$46,836	$35,409	$63,249	$100,487	$135,245	$142,858

Portfolio turnover	94%	140%	95%	84%	127%	94%

1 The Fund has changed its fiscal year end from February 28 to November 30.

2 Beginning with the year ended February 29, 2000, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

3 Effective March 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended February 28, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the period ended November 30, 2003 and the year ended February 28, 2003 are 2.05% and 2.09%, respectively, after taking into account these expense reductions.

7 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

8 Represents less than 0.01%

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Period Ended 11/30/2003 [1]	Year Ended February 28 or 29,
		2003	2002	2001	2000 [2]	1999
Net Asset Value, Beginning of Period	$ 5.84	$ 7.87	$ 9.94	$11.62	$12.42	$14.07
Income From Investment Operations:
Net investment income	0.21	0.29	0.28 [3]	0.23	0.26	0.28
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.92	(2.04)	(2.06)[3]	(1.49)	0.34	0.64

TOTAL FROM INVESTMENT OPERATIONS	1.13	(1.75)	(1.78)	(1.26)	0.60	0.92

Less Distributions:
Distributions from net investment income	(0.21)	(0.28)	(0.29)	(0.28)	(0.26)	(0.26)
Distributions from net realized gain on investments, options and foreign currency transactions	--	--	--	(0.14)	(1.14)	(2.31)

TOTAL DISTRIBUTIONS	(0.21)	(0.28)	(0.29)	(0.42)	(1.40)	(2.57)

Net Asset Value, End of Period	$ 6.76	$ 5.84	$ 7.87	$ 9.94	$11.62	$12.42

Total Return[4]	19.53%	(22.54)%	(18.21)%	(11.09)%	4.65%	6.25%

Ratios to Average Net Assets:

Expenses	2.09%[5,6]	2.13%[6]	2.02%	2.00%	1.99%	1.98%

Net investment income	3.97%[5]	4.22%	3.01%[3]	2.00%	2.11%	2.03%

Expense waiver/reimbursement[7]	0.00%[5,8]	0.00%[8]	--	--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$16,815	$13,063	$22,467	$34,223	$51,708	$58,012

Portfolio turnover	94%	140%	95%	84%	127%	94%

1 The Fund has changed its fiscal year end from February 28 to November 30.

2 Beginning with the year ended February 29, 2000, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

3 Effective March 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended February 28, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the period ended November 30, 2003 and the year ended February 28, 2003 are 2.05% and 2.09%, respectively, after taking into account these expense reductions.

7 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class F Shares

(For a Share Outstanding Throughout Each Period)

	Period Ended 11/30/2003 [1]	Year Ended February 28 or 29,
		2003	2002	2001	2000 [2]	1999
Net Asset Value, Beginning of Period	$ 5.84	$ 7.87	$ 9.94	$11.62	$12.41	$14.07
Income From Investment Operations:
Net investment income	0.26	0.36	0.36 [3]	0.33	0.37	0.39
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.90	(2.06)	(2.07)[3]	(1.51)	0.34	0.63

TOTAL FROM INVESTMENT OPERATIONS	1.16	(1.70)	(1.71)	(1.18)	0.71	1.02

Less Distributions:
Distributions from net investment income	(0.24)	(0.33)	(0.36)	(0.36)	(0.36)	(0.37)
Distributions from net realized gain on investments, options and foreign currency transactions	--	--	--	(0.14)	(1.14)	(2.31)

TOTAL DISTRIBUTIONS	(0.24)	(0.33)	(0.36)	(0.50)	(1.50)	(2.68)

Net Asset Value, End of Period	$ 6.76	$ 5.84	$ 7.87	$ 9.94	$11.62	$12.41

Total Return[4]	20.20%	(21.94)%	(17.58)%	(10.40)%	5.55%	6.99%

Ratios to Average Net Assets:

Expenses	1.34%[5,6]	1.38%[6]	1.27%	1.22%	1.21%	1.20%

Net investment income	4.72%[5]	4.97%	3.76%[3]	2.78%	2.89%	2.81%

Expense waiver/reimbursement[7]	0.00%[5,8]	0.00%[8]	--	0.03%	0.03%	0.03%

Supplemental Data:

Net assets, end of period (000 omitted)	$123,128	$119,963	$205,750	$315,231	$461,145	$558,020

Portfolio turnover	94%	140%	95%	84%	127%	94%

1 The Fund has changed its fiscal year end from February 28 to November 30.

2 Beginning with the year ended February 29, 2000, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

3 Effective March 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended February 28, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the period ended November 30, 2003 and the year ended February 28, 2003 are 1.30% and 1.34%, respectively, after taking into account these expense reductions.

7 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Management's Discussion of Fund Performance

For the nine-month reporting period ended November 30, 2003, the fund's total returns, based on net asset value, for Class A, Class B, Class C and Class F Shares were 20.20%, 19.71%, 19.53% and 20.20%, respectively.1

The fund significantly outperformed its peers, as measured by the Lipper Income Funds Average (LIFA) category, during the reporting period. The total return on Federated Capital Income Fund Class A Shares was 20.20% at net asset value, compared to its LIFA peer group average of 14.11%.2

The fund's fixed-income portfolio was overweight in domestic high-yield3 and emerging-market4 debt issues. These fixed-income securities outperformed U.S. Government Securities as the global economy improved. With respect to equities, the fund's positioning in cyclical stocks such as Honeywell International, Inc., Textron, Inc. , and Donnelley (R.R.) & Sons Co. significantly aided performance.

1 Performance quoted is based on net asset value, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, Class B , Class C, and Class F shares were 13.59%, 14.21%, 17.33% and 17.99%, respectively. Current performance information is available by visiting www.federatedinvestors.com or by calling 1-800-341-7400.

2 Lipper figures represent the average of the total returns reported by Lipper, Inc. as falling into the respective category indicated. These figures do not reflect sales charges.

3 High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment grade securities.

4 Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries.

GROWTH OF A $10,000 INVESTMENT -- CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Capital Income Fund (Class A Shares) (the "Fund") from February 28, 1993 to November 30, 2003 compared to the Standard & Poor's 500 Index (S&P 500),2,3,4 the Russell 1000 Value Index (RU1000V),2,4 both broad-based market indexes, a blend of indexes comprised of 50% Russell 1000 Value Index/16.67% Lehman Brothers Emerging Market Bond Index (LBEMB)4 /16.67% Lehman Brothers High Yield Composite Bond Index (LBHYB)4 /16.66% Lehman Brothers Mortgage Backed Securities Index (LBMB)4 (the "Blend Index")5 and the Lipper Income Funds Average (LIFA).4

Average Annual Total Return[6] for the Period Ended 11/30/2003
1 Year	9.63%
5 Years	(7.59)%
10 Years	2.16%

GROWTH OF $10,000 AS OF NOVEMBER 30, 2003

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550) that was in effect prior to October 1, 1994. As of October 1, 1994, the maximum sales charge was 5.50%. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, RU1000V, Blend Index and LIFA have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The S&P 500, RU1000V and Blend Index are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged and investments cannot be made in an index.

3 The Fund's investment adviser has changed the Fund's reference broad-based market index to the S&P 500 from the RU1000V because it is more reflective of the fund's current investment strategy.

4 The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The RU1000V is an unmanaged index that measures the performance of the 1000 largest of the 3000 largest U.S. domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. The LEMB is an unmanaged index that tracks total returns for external-currency-denominated debt instruments of the emerging markets. The LBHYB is an unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $100 million and at least one year to maturity. The LBMB is an unmanaged index comprised of all fixed securities mortgage pools by GNMA, FNMA and FHLMC. Lipper averages represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

5 The Blend Index is the Fund's blended benchmark.

6 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT -- CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Capital Income Fund (Class B Shares) (the "Fund") from September 28, 1994 (start of performance) to November 30, 2003 compared to the Standard & Poor's 500 Index (S&P 500),2,3,4 the Russell 1000 Value Index (RU1000V),2,4 both broad-based market indexes, a blend of indexes comprised of 50% Russell 1000 Value Index/16.67% Lehman Brothers Emerging Market Bond Index (LBEMB)4 /16.67% Lehman Brothers High Yield Composite Bond Index (LBHYB)4 /16.66% Lehman Brothers Mortgage Backed Securities Index (LBMB)4 (the "Blend Index")5 and the Lipper Income Funds Average (LIFA).4

Average Annual Total Return[6] for the Period Ended 11/30/2003
1 Year	9.69%
5 Years	(7.49)%
Start of Performance (9/28/1994)	2.79%

GROWTH OF $10,000 AS OF NOVEMBER 30, 2003

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, RU1000V, Blend Index and the LIFA have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The S&P 500, RU1000V and Blend Index are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and investments cannot be made in an index.

3 The Fund's investment adviser has changed the Fund's reference broad-based market index to the S&P 500 from the RU1000V because it is more reflective of the fund's current investment strategy.

4 The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The RU1000V is an unmanaged index that measures the performance of the 1000 largest of the 3000 largest U.S. domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. The LEMB is an unmanaged index that tracks total returns for external-currency-denominated debt instruments of the emerging markets. The LBHYB is an unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $100 million and at least one year to maturity. The LBMB is an unmanaged index comprised of all fixed securities mortgage pools by GNMA, FNMA and FHLMC. Lipper averages represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

5 The Blend Index is the Fund's blended benchmark.

6 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT -- CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Capital Income Fund (Class C Shares) (the "Fund") from April 27, 1993 (start of performance) to November 30, 2003 compared to the Standard & Poor's 500 Index (S&P 500),2,3,4 the Russell 1000 Value Index (RU1000V),2,4 both broad-based market indexes, a blend of indexes comprised of 50% Russell 1000 Value Index/16.67% Lehman Brothers Emerging Market Bond Index (LBEMB)4 / 16.67% Lehman Brothers High Yield Composite Bond Index (LBHYB)4 /16.66% Lehman Brothers Mortgage Backed Securities Index (LBMB)4 (the "Blend Index")5 and the Lipper Income Funds Average (LIFA).4

Average Annual Total Return[6] for the Period Ended 11/30/2003
1 Year	13.11%
5 Years	(7.42)%
10 Years	1.86%

GROWTH OF $10,000 AS OF NOVEMBER 30, 2003

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. Effective April 1, 2003, the Fund began to charge a maximum sales charge of 1.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, RU1000V, Blend Index and the LIFA have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The S&P 500, RU1000V and Blend Index are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and investments cannot be made in an index.

3 The Fund's investment adviser has changed the Fund's reference broad-based market index to the S&P 500 from the RU1000V because it is more reflective of the fund's current investment strategy.

4 The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The RU1000V is an unmanaged index that measures the performance of the 1000 largest of the 3000 largest U.S. domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. The LEMB is an unmanaged index that tracks total returns for external-currency-denominated debt instruments of the emerging markets. The LBHYB is an unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $100 million and at least one year to maturity. The LBMB is an unmanaged index comprised of all fixed securities mortgage pools by GNMA, FNMA and FHLMC. Lipper averages represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

5 The Blend Index is the Fund's blended benchmark.

6 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT -- CLASS F SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Capital Income Fund (Class F Shares) (the "Fund") from June 1, 1996 (start of performance) to November 30, 2003 compared to the Standard & Poor's 500 Index (S&P 500),2,3,4 the Russell 1000 Value Index (RU1000V),2,4 both broad-based market indexes, a blend of indexes comprised of 50% Russell 1000 Value Index/16.67% Lehman Brothers Emerging Market Bond Index (LBEMB)4 /16.67% Lehman Brothers High Yield Composite Bond Index (LBHYB)4 /16.66% Lehman Brothers Mortgage Backed Securities Index (LBMB)4 (the "Blend Index")5 and the Lipper Income Funds Average (LIFA). 4

Average Annual Total Return[4] for the Period Ended 11/30/2003
1 Year	13.96%
5 Years	(6.71)%
Start of Performance (6/1/1996)	1.05%

GROWTH OF $10,000 AS OF NOVEMBER 30, 2003

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied on any redemption less than four years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, RU1000V, Blend Index and the LIFA have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The S&P 500, RU1000V and Blend Index are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and investments cannot be made in an index.

3 The Fund's investment adviser has changed the Fund's reference broad-based market index to the S&P 500 from the RU1000V because it is more reflective of the fund's current investment strategy.

4 The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The RU1000V is an unmanaged index that measures the performance of the 1000 largest of the 3000 largest U.S. domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. The LEMB is an unmanaged index that tracks total returns for external-currency-denominated debt instruments of the emerging markets. The LBHYB is an unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $100 million and at least one year to maturity. The LBMB is an unmanaged index comprised of all fixed securities mortgage pools by GNMA, FNMA and FHLMC. Lipper averages represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

5 The Blend Index is the Fund's blended benchmark.

6 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments

November 30, 2003

Shares			Value
		COMMON STOCKS--34.1%
		Consumer Discretionary--1.1%
40,700		Eastman Kodak Co.	$991,452
120,800		Limited Brands, Inc.	2,164,736
40,800		May Department Stores Co.	1,209,720
17,000		Stanley Works	556,070

		TOTAL	4,921,978

		Consumer Staples--3.9%
24,400		Albertsons, Inc.	519,232
61,200		Altria Group, Inc.	3,182,400
22,200		Coca-Cola Co.	1,032,300
150,300		ConAgra, Inc.	3,682,350
39,600		Kimberly-Clark Corp.	2,147,112
69,900		R.J. Reynolds Tobacco Holdings, Inc.	3,858,480
182,300		Sara Lee Corp.	3,746,265

		TOTAL	18,168,139

		Energy--3.9%
117,700		BP PLC, ADR	5,024,613
54,800		ChevronTexaco Corp.	4,115,480
32,500		ENI SpA, ADR	2,772,900
66,300		Exxon Mobil Corp.	2,398,071
51,400		Kerr-McGee Corp.	2,158,286
40,200		Royal Dutch Petroleum Co., ADR	1,804,980

		TOTAL	18,274,330

		Financials--10.2%
30,500		ACE, Ltd.	1,111,725
127,300		Amvescap PLC, ADR	1,812,752
24,000		Apartment Investment & Management Co., Class A	817,200
19,800		Avalonbay Communities, Inc.	946,440
20,000		Bank of America Corp.	1,508,600
46,000		Barclays Bank PLC, London, ADR	1,637,600
88,200		Citigroup, Inc.	4,148,928
73,700		Comerica, Inc.	3,843,455
106,600		FleetBoston Financial Corp.	4,327,960
24,900		GATX Corp.	605,070
111,500		J.P. Morgan Chase & Co.	3,942,640
99,700		Lincoln National Corp.	3,909,237
Shares			Value
		COMMON STOCKS--continued
		Financials--continued
35,900		Lloyds TSB Group PLC, ADR	$1,029,971
19,100		Morgan Stanley	1,055,848
8,700		PNC Financial Services Group	472,932
18,800		Provident Financial Group, Inc.	582,048
77,500		Public Storage, Inc.	3,441,000
40,400		Reckson Associates Realty Corp.	969,600
163,400		Trizec Properties, Inc.	2,276,162
141,200		U.S. Bancorp	3,912,652
23,900		Unitrin, Inc.	904,137
79,800		Wells Fargo & Co.	4,574,934

		TOTAL	47,830,891

		Healthcare--1.0%
12,600		Abbott Laboratories	556,920
94,800		Bristol-Myers Squibb Co.	2,497,980
11,100		CIGNA Corp.	595,515
29,800		Merck & Co., Inc.	1,209,880

		TOTAL	4,860,295

		Industrials--3.5%
9,300		Avery Dennison Corp.	512,244
132,700		BAE Systems PLC, ADR	1,590,715
76,300		Donnelley (R.R.) & Sons Co.	2,140,978
67,500		General Electric Co.	1,935,225
114,600		Honeywell International, Inc.	3,402,474
29,400		Quebecor World, Inc.	499,212
103,800		ServiceMaster Co.	1,162,560
104,600		Textron, Inc.	5,213,264

		TOTAL	16,456,672

		Materials--1.7%
47,900		Akzo Nobel NV, ADR	1,651,113
48,100		Anglo American PLC, ADR	1,029,821
13,000		Du Pont (E.I.) de Nemours & Co.	538,980
28,000		Eastman Chemical Co.	998,760
66,600		Harmony Gold Mining Co. Ltd., ADR	1,054,278
196,200		Stora Enso Oyj, ADR	2,613,384

		TOTAL	7,886,336

		Telecommunication Services--3.7%
170,700		AT&T Corp.	3,384,981
131,700		BellSouth Corp.	3,428,151
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Telecommunication Services--continued
170,100		SBC Communications, Inc.	$3,959,928
67,000		Sprint Corp. (FON Group)	1,004,330
53,100		Telefonos de Mexico, Class L, ADR	1,757,079
31,800		Telstra Corp. Ltd., ADR	571,764
105,600		Verizon Communications	3,460,512

		TOTAL	17,566,745

		Utilities--5.1%
131,500		DPL, Inc.	2,543,210
32,000		Duquesne Light Holdings, Inc.	552,640
69,600		E.On AG, ADR	3,930,312
90,600		Electricidade de Portugal SA, ADR	2,265,000
31,400		Endesa SA, ADR	516,844
30,400		Exelon Corp.	1,879,328
26,300		NICOR, Inc.	861,851
60,000		National Grid Group PLC, ADR	2,050,800
25,311		NiSource, Inc.	525,203
68,200		Pinnacle West Capital Corp.	2,685,034
89,000		RWE AG, ADR	2,862,365
150,900		Suez SA, ADR	2,607,552
29,200		United Utilities PLC, ADR	508,664

		TOTAL	23,788,803

		TOTAL COMMON STOCKS (IDENTIFIED COST $134,873,653)	159,754,189

		CORPORATE BONDS--10.1%

		Aerospace & Defense--0.3%
$1,500,000		Raytheon Co., 8.20%, 3/1/2006	1,670,160

		Basic Industry Metals & Mining--0.4%
1,500,000		Placer Dome, Inc., Bond, 8.50%, 12/31/2045	1,691,385

		Basic Industry-Paper--0.1%
400,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	453,148

		Brewery--0.3%
1,250,000		Bavaria SA, Sr. Note, Series 144A, 8.875%, 11/1/2010	1,244,138

		Broadcast Radio & TV--0.4%
1,900,000		Grupo Televisa SA, Sr. Note, 8.50%, 3/11/2032	1,978,375

		Cable & Wireless Television--0.1%
410,667		Innova S de RL, Sr. Note, 12.875%, 4/1/2007	420,933
200,000		Innova S de RL, Note, Series 144A, 9.375%, 9/19/2013	205,750

		TOTAL	626,683

Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods-Diversified Manufacturing--0.3%
$1,500,000	[1]	Hutchison Whampoa Ltd., Series 144A, 6.50%, 2/13/2013	$1,538,490

		Capital Goods-Environmental--0.4%
1,500,000		USA Waste Services, Inc., Sr. Note, 7.125%, 10/1/2007	1,674,390

		Chemicals & Plastics--0.2%
770,000		Trikem SA, Sr. Note, Series REGS, 10.625%, 7/24/2007	754,377

		Communications-Media & Cable--0.8%
1,000,000		British Sky Broadcasting Group PLC, Company Guarantee, 8.20%, 7/15/2009	1,165,140
1,500,000		Continental Cablevision, Sr. Deb., 8.875%, 9/15/2005	1,657,110
1,000,000		Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013	1,143,620

		TOTAL	3,965,870

		Communications-Media Noncable--0.6%
1,500,000		News America Holdings, Inc., Note, 8.15%, 10/17/2036	1,834,410
750,000		Univision Communications, Inc., 7.85%, 7/15/2011	868,575

		TOTAL	2,702,985

		Communications-Telecom Wirelines--1.1%
1,500,000		CenturyTel, Inc., 8.375%, 10/15/2010	1,818,975
1,200,000		Citizens Communications, 9.00%, 8/15/2031	1,568,016
1,500,000		Telecom de Puerto Rico, Note, 6.65%, 5/15/2006	1,628,895

		TOTAL	5,015,886

		Consumer Cyclical-Retailers--0.3%
1,350,000		Grupo Elektra SA de CV, Sr. Note, 12.00%, 4/1/2008	1,464,750

		Container & Glass Products--0.1%
360,000		Vicap SA, Sr. Note, Series EXCH, 11.375%, 5/15/2007	349,200

		Finance-Automotive--0.4%
350,000		General Motors Acceptance Corp., 4.50%, 7/15/2006	357,556
1,500,000		General Motors Acceptance Corp., 6.875%, 9/15/2011	1,564,785

		TOTAL	1,922,341

		Financial Institution-Brokerage--0.3%
1,500,000		Waddell & Reed Financial, Inc., 7.50%, 1/18/2006	1,626,810

		Financial Institution-Insurance-Life--0.4%
1,500,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	1,865,790

		Financial Institution-REITS--0.3%
1,500,000		The Rouse Co., Note, 5.375%, 11/26/2013	1,482,045

		Housewares--0.2%
1,200,000		Vitro SA de CV, Note, Series 144A, 11.75%, 11/01/2013	1,161,336

		Oil & Gas--1.0%
760,000		Gazprom, Note, Series 144A, 9.625%, 3/1/2013	827,450

Principal Amount			Value
		CORPORATE BONDS--continued
		Oil & Gas--continued
$1,900,000		Pemex Project Funding Master Trust, Company Guarantee, 7.375%, 12/15/2014	$1,997,546
1,950,000	[1]	Petrozuata Finance Inc., Company Guarantee, Series 144A, 8.22%, 4/1/2017	1,745,250

		TOTAL	4,570,246

		Rail Industry--0.3%
1,500,000		TFM SA de CV, Company Guarantee, 11.75%, 6/15/2009	1,533,750

		Supranational--0.4%
1,500,000		Corp Andina de Fomento, Bond, 7.375%, 1/18/2011	1,691,820

		Telecommunications & Cellular--1.1%
1,500,000		AT&T Wireless Services, Inc., Sr. Note, 7.35%, 3/1/2006	1,629,405
1,700,000		PCCW-HKTC Capital Ltd., Company Guarantee, Series REGS, 7.75%, 11/15/2011	1,945,854
1,350,000		Philippine Long Distance, Sr. Unsub., 11.375%, 5/15/2012	1,491,750

		TOTAL	5,067,009

		Utilities--0.3%
1,200,000		CIA Saneamento Basico, Note, Series 144A, 12.00%, 6/20/2008	1,281,000

		TOTAL CORPORATE BONDS (IDENTIFIED COST $45,213,480)	47,331,984

		GOVERNMENT AGENCIES--15.6%
		Government Agency--0.1%
500,000		Banque Centrale de Tunis, Unsub., 7.375%, 4/25/2012	566,250

		Sovereign--15.5%
4,987,211		Brazil, Government Brady, C Bond, 8.00%, 4/15/2014	4,800,190
1,300,000		Brazil, Government of, Note, 9.25%, 10/22/2010	1,348,750
2,650,000		Brazil, Government of, Bond, 10.125%, 5/15/2027	2,646,025
3,100,000		Brazil, Government of, Bond, 11.50%, 3/12/2008	3,565,000
1,720,000		Brazil, Government of, Note, 11.00%, 1/11/2012	1,926,400
2,000,000		Brazil, Government of, Note, 12.00%, 4/15/2010	2,338,000
2,800,000		Brazil, Government of, Unsub., 11.00%, 8/17/2040	2,891,000
1,350,000		Bulgaria, Government of, Bond, Series REGS, 8.25%, 1/15/2015	1,580,985
2,490,000		Colombia, Government of, 10.00%, 1/23/2012	2,645,625
750,000		Colombia, Government of, 10.75%, 1/15/2013	829,500
650,000		El Salvador, Government of, Bond, Series REGS, 8.25%, 4/10/2032	617,500
500,000	[1]	El Salvador, Government of, Bond, Series 144A, 7.75%, 1/24/2023	515,625
850,000	[1]	Guatemala, Government of, Note, Series 144A, 9.25%, 8/01/2013	930,750
3,400,000		Mexico, Government of, Bond, 8.00%, 9/24/2022	3,688,150
2,200,000		Mexico, Government of, Bond, Series MTN, 8.30%, 8/15/2031	2,439,250
2,800,000		Mexico, Government of, Note, 6.375%, 1/16/2013	2,898,000
3,300,000		Mexico, Government of, Note, 7.50%, 1/14/2012	3,691,050
Principal Amount or Shares			Value
		GOVERNMENT AGENCIES--continued
		Sovereign--continued
$700,000		Mexico, Government of, Note, 8.125%, 12/30/2019	$773,675
1,250,000		Mexico, Government of, Note, 8.375%, 1/14/2011	1,473,125
750,000		Mexico, Government of, Note, 9.875%, 2/1/2010	939,412
450,000		Panama, Government of, Bond, 9.375%, 1/16/2023	488,250
2,050,000		Peru, Government of, Note, 9.875%, 2/6/2015	2,398,500
1,300,000		Philippines, Government of, 9.875%, 1/15/2019	1,301,625
850,000		Philippines, Government of, Note, 8.25%, 1/15/2014	804,312
600,000		Philippines, Government of, Note, 10.625%, 3/16/2025	627,000
4,100,000		Russia, Government of, Series REGS, 8.25%, 3/31/2010	4,583,185
1,500,000		Russia, Government of, Series REGS, 10.00%, 6/26/2007	1,761,900
8,400,000		Russia, Government of, Unsub., Series REGS, 5.00%, 3/31/2030	7,869,960
1,400,000		South Africa, Government of, Note, 7.375%, 4/25/2012	1,592,500
2,750,000		Turkey, Government of, 11.00%, 1/14/2013	3,286,250
1,000,000		Turkey, Government of, 9.50%, 1/15/2014	1,097,500
457,338		Ukraine, Government of, Sr. Note, Series REGS, 11.00%, 3/15/2007	510,504
950,000		Venezuela, Government of, Note, Series 144A, 10.75%, 9/19/2013	938,125
3,150,000		Venezuela, Government of, Bond, 9.25%, 9/15/2027	2,630,250

		TOTAL	72,427,873

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $64,915,181)	72,994,123

		PREFERRED STOCKS--4.6%
		Consumer Discretionary--0.7%
114,200		General Motors Corp., Conv. Pfd., Series C, $1.5625	3,212,446

		Financials--0.8%
36,200		Hartford Financial Services, PRIDES, Series D, $3.50	2,068,830
29,500		Washington Mutual, Inc., Conv. Pfd., $2.6875	1,777,375

		TOTAL	3,846,205

		Industrials--0.6%
53,500		Raytheon Co., DECS, $4.125	2,744,550

		Information Technology--0.7%
128,800		Electronic Data Systems, PRIDES, Series I, $3.8125	2,631,384
13,100		Motorola, Inc., Conv. Pfd., $3.50	564,741

		TOTAL	3,196,125

		Materials--0.6%
43,700		Boise Cascade Corp., Conv. Pfd., $3.75	2,080,120
17,600		Temple-Inland, Inc., DECS, $3.75	955,680

		TOTAL	3,035,800

		Telecommunication Services--0.8%
75,800		Alltel Corp., DECS, $3.875	3,674,784

Shares or Principal Amount			Value
		PREFERRED STOCKS--continued
		Utilities--0.4%
41,100		American Electric Power, DECS, $4.625	$1,730,310

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $19,585,142)	21,440,220

		PURCHASED PUT OPTIONS--0.0%
8,619,870	[1]	Deutsche Brazil C Put, expiration date 1/28/2004	38,789
7,000,000	[1]	Deutsche Russia 30 Put, expiration date 2/18/2004	147,000

		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $380,257)	185,789

		MUTUAL FUNDS--31.4%[2]
1,266,253		Federated Mortgage Core Portfolio	12,839,810
23,930,391		Prime Value Obligations Fund, IS Shares	23,930,391
16,134,475		High Yield Bond Portfolio	110,198,462

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $138,109,390)	146,968,663

		U.S. TREASURY--3.7%
$6,300,000		United States Treasury Bond, 10.750%, 8/15/2005	7,238,133
3,845,000		United States Treasury Bond, 11.625%, 11/15/2004	4,214,774
2,430,000		United States Treasury Bond, 12.000%, 5/15/2005	2,792,216
2,585,000		United States Treasury Bond, 13.750%, 8/15/2004	2,810,179

		TOTAL U.S. TREASURY (IDENTIFIED COST $17,982,210)	17,055,302

		TOTAL INVESTMENTS--99.5% (IDENTIFIED COST $421,059,313)[3]	465,730,270

		OTHER ASSETS AND LIABILITIES--NET--0.5%	2,429,925

		TOTAL NET ASSETS--100%	$468,160,195

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At November 30, 2003, these securities amounted to $4,915,904 which represents 1.1% of total net assets.

2 Affiliated companies.

3 The cost of investments for federal tax purposes amounts to $424,640,617.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2003.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
DECS	--Dividend Enhanced Convertible Stock
PRIDES	--Preferred Redeemable Increased Dividend Equity Securities
REITs	--Real Estate Investment Trusts

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2003

Assets:
Total investments in securities, at value including $146,968,663 of investments in affiliated issuers (Note 6) (identified cost $421,059,313)		$465,730,270
Income receivable		3,213,921
Receivable for investments sold		10,443
Receivable for shares sold		786,645

TOTAL ASSETS		469,741,279

Liabilities:
Payable for shares redeemed	$1,006,695
Payable for transfer and dividend disbursing agent fees and expenses (Note 6)	82,348
Payable for Directors'/Trustees' fees	3,250
Payable for portfolio accounting fees (Note 6)	10,087
Payable for distribution services fee (Note 6)	38,748
Payable for shareholder services fee (Note 6)	95,572
Income distribution payable	332,465
Accrued expenses	11,919

TOTAL LIABILITIES		1,581,084

Net assets for 69,235,443 shares outstanding		$468,160,195

Net Assets Consist of:
Paid in capital		$780,100,525
Net unrealized appreciation of investments		44,670,957
Accumulated net realized loss on investments, options and foreign currency transactions		(357,799,779)
Undistributed net investment income		1,188,492

TOTAL NET ASSETS		$468,160,195

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($281,380,725 ÷ 41,610,473 shares outstanding)		$6.76

Offering price per share (100/94.50 of $6.76)[1]		$7.15

Redemption proceeds per share		$6.76

Class B Shares:
Net asset value per share ($46,835,888 ÷ 6,919,043 shares outstanding)		$6.77

Offering price per share		$6.77

Redemption proceeds per share (94.50/100 of $6.77)[1]		$6.40

Class C Shares:
Net asset value per share ($16,815,187 ÷ 2,487,015 shares outstanding)		$6.76

Offering price per share (100/99.00 of $6.76)[1]		$6.83

Redemption proceeds per share (99.00/100 of $6.76)[1]		$6.69

Class F Shares:
Net asset value per share ($123,128,395 ÷ 18,218,912 shares outstanding)		$6.76

Offering price per share (100/99.00 of $6.76)[1]		$6.83

Redemption proceeds per share (99.00/100 of $6.76)[1]		$6.69

1 See "What Do Shares Cost?" in the Prospectus

See Notes which are an integral part of the Financial Statements

Statement of Operations

Period Ended November 30, 20031

Investment Income:
Dividends (including $6,953,313 received from affiliated issuers (Note 6) and net of foreign taxes withheld of $99,365)			$12,417,592
Interest (including income on securities loaned of $14,590)			7,026,615

TOTAL INCOME			19,444,207

Expenses:
Investment adviser fee (Note 6)		$2,422,858
Administrative personnel and services fee (Note 6)		244,732
Custodian fees		38,812
Transfer and dividend disbursing agent fees and expenses (Note 6)		504,466
Directors'/Trustees' fees		7,798
Auditing fees		16,044
Legal fees		12,415
Portfolio accounting fees (Note 6)		94,421
Distribution services fee--Class B Shares (Note 6)		230,780
Distribution services fee--Class C Shares (Note 6)		84,607
Shareholder services fee--Class A Shares (Note 6)		469,069
Shareholder services fee--Class B Shares (Note 6)		76,927
Shareholder services fee--Class C Shares (Note 6)		28,202
Shareholder services fee--Class F Shares (Note 6)		233,422
Share registration costs		69,748
Printing and postage		87,133
Insurance premiums		2,021
Miscellaneous		12,245

TOTAL EXPENSES		4,635,700

Waiver, Reimbursement and Expense Reduction (Note 6):
Reimbursement of investment adviser fee	$(2,284)
Waiver of administrative personnel and services fee	(1,417)
Fees paid indirectly from directed broker agreements	(116,185)

TOTAL WAIVER, REIMBURSEMENT AND EXPENSE REDUCTION		(119,886)

Net expenses			4,515,814

Net investment income			14,928,393

Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			8,705,665
Net realized loss on options			(211,297)
Net change in unrealized depreciation of investments, options and translation of assets and liabilities in foreign currency			53,180,569

Net realized and unrealized gain on investments, options and foreign currency			61,674,937

Change in net assets resulting from operations			$76,603,330

1 The Fund has changed its fiscal year end from February 28 to November 30.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended February 28, 2003

Investment Income:
Dividends (including $913,453 received from affiliated issuers (Note 6) and net of foreign taxes withheld of $127,211)			$29,200,275
Interest (including income on securities loaned of $347,409)			2,115,247

TOTAL INCOME			31,315,522

Expenses:
Investment adviser fee (Note 6)		$3,718,831
Administrative personnel and services fee (Note 6)		372,875
Custodian fees		30,330
Transfer and dividend disbursing agent fees and expenses (Note 6)		941,524
Directors'/Trustees' fees		14,900
Auditing fees		17,845
Legal fees		3,250
Portfolio accounting fees		141,357
Distribution services fee--Class B Shares (Note 6)		349,513
Distribution services fee--Class C Shares (Note 6)		126,579
Shareholder services fee--Class A Shares (Note 6)		690,162
Shareholder services fee--Class B Shares (Note 6)		116,504
Shareholder services fee--Class C Shares (Note 6)		42,193
Shareholder services fee--Class F Shares (Note 6)		390,750
Share registration costs		58,582
Printing and postage		263,387
Insurance premiums		3,311
Taxes		42,162
Miscellaneous		8,024

TOTAL EXPENSES		7,332,079

Reimbursement and Expense Reduction (Note 6) :
Reimbursement of investment adviser fee	$(7,944)
Fees paid indirectly from directed broker agreements	(195,986)

TOTAL REIMBURSEMENT AND EXPENSE REDUCTION		(203,930)

Net expenses			7,128,149

Net investment income			24,187,373

Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(152,844,010)
Net realized loss on options			35,568
Net change in unrealized depreciation of investments, options and translation of assets and liabilities in foreign currency			(1,841,148)

Net realized and unrealized loss on investments, options and foreign currency			(154,649,590)

Change in net assets resulting from operations			$(130,462,217)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Period Ended 11/30/2003 [1]	Year Ended February 28,
		2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$14,928,393	$24,187,373	$30,533,844
Net realized gain (loss) on investments and foreign currency transactions	8,494,368	(152,808,442)	(126,798,792)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	53,180,569	(1,841,148)	(56,200,677)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	76,603,330	(130,462,217)	(152,465,625)

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(9,437,537)	(13,409,407)	(17,758,967)
Class B Shares	(1,320,337)	(1,904,164)	(2,619,311)
Class C Shares	(483,854)	(691,463)	(913,384)
Class F Shares	(4,670,626)	(7,595,030)	(10,312,983)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(15,912,354)	(23,600,064)	(31,604,645)

Share Transactions:
Proceeds from sale of shares	78,044,833	17,906,340	24,101,201
Net asset value of shares issued to shareholders in payment of distributions declared	12,810,883	18,670,801	26,309,418
Cost of shares redeemed	(65,737,489)	(155,079,203)	(185,309,747)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	25,118,227	(118,502,062)	(134,899,128)

Change in net assets	85,809,203	(272,564,343)	(318,969,398)

Net Assets:
Beginning of period	382,350,992	654,915,335	973,884,733

End of period (including undistributed net investment income of $1,188,492, $1,087,159 and $521,872, respectively)	$468,160,195	$382,350,992	$654,915,335

1 The Fund has changed its fiscal year end from February 28 to November 30.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2003

1. ORGANIZATION

Federated Capital Income Fund (formerly, Federated Capital Income Fund, Inc.) (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. Effective May 27, 2003, the Fund became a portfolio of Federated Income Securities Trust (the "Trust"). The Trust consists of five portfolios. The financial statements included herein are only those of the Fund. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. The primary investment objectives of the Fund are current income and long-term growth of income. Capital appreciation is a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Listed corporate bonds, other fixed income securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Investments in other open-end regulated investment companies are valued at net asset value. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At November 30, 2003, the Fund had no outstanding foreign currency commitments.

Written Options Contracts

The Fund may write option contracts. A written option obligates the Fund to deliver call, or to receive a put at the contracted amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. At November 30, 2003, the Fund had no outstanding written options.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates. As of November 30, 2003, the Fund had no outstanding securities on loan.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CHANGE IN ACCOUNTING POLICY

Effective March 1, 2001, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). For financial statement purposes, the revised Guide requires the Fund to amortize premium and discount on all fixed income securities as part of investment income.

Upon initial adoption, the Fund adjusted its cost of fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding with a corresponding reclassification between unrealized appreciation/depreciation on investments and undistributed net investment income. Adoption of these accounting principles does not affect the Funds' net asset value or distrbutions, but changes the classification of certain amounts between inerest income and realized and unrealized gain/loss on the Statement of Operations. The cumulative effect to the Fund resulting from the adoption of premium and discount amortization as part of investment income on the financial statements is as follows:

	As of 3/1/2001		For the year ended 2/28/2002
Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation	Net Realized Loss
$3,207	$3,207	$34,811	$3,207	$(38,018)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

4. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Period Ended 11/30/20031		Year Ended 2/28/2003		Year Ended 2/28/2002
Class A Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,527,123	$55,438,853	1,594,119	$10,659,520	1,678,744	$15,616,942
Shares issued to shareholders in payment of distributions declared	1,302,539	8,388,414	1,803,956	11,829,989	1,769,477	15,890,570
Shares redeemed	(4,853,454)	(31,163,730)	(12,916,586)	(86,174,138)	(10,000,350)	(91,040,902)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	4,976,208	$32,663,537	(9,518,511)	$(63,684,629)	(6,552,129)	$(59,533,390)

	Period Ended 11/30/20031		Year Ended 2/28/2003		Year Ended 2/28/2002
Class B Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,664,664	$17,315,388	674,695	$4,319,223	521,663	$4,810,856
Shares issued to shareholders in payment of distributions declared	154,510	996,159	224,127	1,471,099	240,026	2,160,947
Shares redeemed	(1,958,179)	(12,562,063)	(2,866,655)	(19,202,546)	(2,836,761)	(25,801,338)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	860,995	$5,749,484	(1,967,833)	$(13,412,224)	(2,075,072)	$(18,829,535)

	Period Ended 11/30/20031		Year Ended 2/28/2003		Year Ended 2/28/2002
Class C Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	566,384	$3,673,097	166,198	$1,080,839	108,945	$973,812
Shares issued to shareholders in Payment of distributions declared	50,149	322,818	69,893	457,499	82,113	740,432
Shares redeemed	(366,666)	(2,365,169)	(853,152)	(5,711,454)	(780,804)	(7,064,516)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	249,867	$1,630,746	(617,061)	$(4,173,116)	(589,746)	$(5,350,272)

	Period Ended 11/30/20031		Year Ended 2/28/2003		Year Ended 2/28/2002
Class F Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	251,916	$1,617,495	273,153	$1,846,758	303,505	$2,699,591
Shares issued to shareholders in payment of distributions declared	483,224	3,103,492	749,857	4,912,214	833,730	7,517,469
Shares redeemed	(3,072,089)	(19,646,527)	(6,604,674)	(43,991,065)	(6,717,298)	(61,402,991)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(2,336,949)	$(14,925,540)	(5,581,664)	$(37,232,093)	(5,580,063)	$(51,185,931)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,750,121	$25,118,227	(17,685,069)	$(118,502,062)	(14,797,010)	$(134,899,128)

1 The Fund changed its fiscal year end from February 28 to November 30.

5. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency and discount accretion/premium amortization on debt securities.

For the period ended November 30, 2003, permanent differences identified and reclassified among the components of net assets were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Loss
$1,085,294	$(1,085,294)

Net investment income (loss), net realized gains (losses), as disclosed on the Statement of Operations and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the period ended November 30, 2003 and the year ended February 28, 2003 was as follows:

	Period Ended 11/30/2003	Year Ended 2/28/2003
Ordinary income[1]	$15,912,353	$23,600,064

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of November 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$ 3,035,654
Net unrealized appreciation	$ 41,089,653
Capital loss carryforward	$354,024,662

The difference between book-basis and tax-basis net unrealized appreciation is attributable in part to differing treatments for deferral of losses from wash sales and discount accretion/premium amortization on debt securities.

At November 30, 2003, the cost of investments for federal tax purposes was $424,640,617. The net unrealized appreciation of investments for federal tax purposes was $41,089,653. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $44,027,275 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,937,622.

At November 30, 2003, the Fund had a capital loss carryforward of $354,024,662 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 235,222
2009	$120,090,607
2010	$205,719,244
2011	$ 27,979,589

6. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Passport Research Ltd., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser's general partner is Federated Investment Management Company ("FIMC"). The Adviser may voluntary choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other funds, which are managed by FIMC, an affiliate of the Fund's Adviser. FIMC has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below.

Federated Mortgage Core Portfolio	$ 388,575
High Yield Bond Portfolio	6,341,706
Prime Value Obligations Fund	223,032

Administrative Fee

Federated Administrative Services ("FAS") under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended November 30, 2003 the fees paid to FAS and FServ were $29,766 and $213,549, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B, Class C and Class F Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.25%

For the period ended November 30, 2003, Class F Shares did not incur a distribution services fee.

Sales Charges

For the fiscal year ended November 30, 2003, FSC the principal distributor retained $207,609 in sales charges from the sale of Class A Shares. FSC also retained $2,130 and $978 relating to redemptions of Class C and Class F Shares, respectively. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the period ended November 30, 2003, the Fund's expenses were reduced by $116,185 under these arrangements.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended November 30, 2003 were as follows:

Purchases	$381,932,721
Sales	$366,298,779

8. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respectiv e counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended November 30, 2003, the Fund did not designate any long-term capital gain dividends.

For the fiscal year ended November 30, 2003, 20.54% of the distributions from net investment income paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FEDERATED CAPITAL INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Capital Income Fund, (the "Fund") as of November 30, 2003, and the related statement of operations for the period then ended and the year ended February 28, 2003, the statement of changes in net assets for the period ended November 30, 2003 and each of the two years in the period ended February 28, 2003, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of November 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed our auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2003, the results of its operations for the period then ended and the year ended February 28, 2003, the changes in its net assets for the period ended November 30, 2003 and each of the two years in the period ended February 28, 2003, and its financial highlights for the periods presented in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
January 23, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises five portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Position(s) and Other Directorships Held

John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: January 1986

Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Gobal Investment Management Corp.; Chairman, Passport Research, Ltd.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Chairman and Trustee, Federated Advisory Service Company; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University
of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Position(s) and Other Directorships Held

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: Month/Year

Principal Occupation: Director or Trustee of the Federated
Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director,
University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: October 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated
Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation
(engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated
Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 2000

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank;
Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp.
(engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: January 1986

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 2000

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Position(s)

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1986	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1986

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated
Securities Corp.

William D. Dawson, III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania; Federated Investment Management Company and Passport Research, Ltd. and Passport Research II, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd., and Passport Reasearch II, Ltd.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998

Joseph M. Balestrino has been the Fund's Portfolio Manager since December 2002. He is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Randall S. Bauer Birth Date: November 16, 1957 VICE PRESIDENT Began serving: November 1998

Randall S. Bauer is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from Pennsylvania State University.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

[Logo of Federated Investors]

Federated Capital Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420C878
Cusip 31420C860
Cusip 31420C852
Cusip 31420C845

G01049-01(1/04)

Federated is a registered mark of Federated Investors, Inc.
2004 © Federated Investors, Inc.

Item 2.     Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards  for  Investment  Companies - Ethical
Standards for Principal  Executive and Financial  Officers") that applies to the registrant's  Principal Executive Officer and Principal  Financial Officer;  the
registrant's Principal Financial Officer also serves as the Principal Accounting
Officer.

The registrant  hereby  undertakes to provide any person,  without charge,  upon request,  a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400,  and ask for a copy of the Section 406
Standards for Investment  Companies - Ethical Standards for Principal  Executive
and Financial Officers.

Item 3.     Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as defined in rule  30a-3(d)  under the Act),  or the  internal control over financial  reporting of its service  providers during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 11.    Exhibits

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Income Securities Trust

By          /S/Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        January 27, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/J. Christopher Donahue, Principal Executive Officer
Date        January 27, 2004

By          /S/Richard J. Thomas, Principal Financial Officer
Date        January 27, 2004